Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2030 Portfolio

March 31, 2019

VIPF2030-QTLY-0519
1.830294.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	908,392	$29,531,813
VIP Equity-Income Portfolio Initial Class (a)	1,462,142	31,055,888
VIP Growth & Income Portfolio Initial Class (a)	1,815,775	35,462,088
VIP Growth Portfolio Initial Class (a)	439,103	30,205,872
VIP Mid Cap Portfolio Initial Class (a)	278,764	8,591,511
VIP Value Portfolio Initial Class (a)	1,627,739	22,788,347
VIP Value Strategies Portfolio Initial Class (a)	946,591	11,141,372
TOTAL DOMESTIC EQUITY FUNDS
(Cost $138,407,106)		168,776,891

International Equity Funds - 25.7%
VIP Emerging Markets Portfolio Initial Class (a)	2,886,986	33,200,339
VIP Overseas Portfolio Initial Class (a)	2,973,769	60,873,056
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $77,381,084)		94,073,395

Bond Funds - 26.5%
Fidelity Inflation-Protected Bond Index Fund (a)	1,255,162	12,288,037
Fidelity Long Term Treasury Bond Index Fund (a)	1,604,376	21,145,678
VIP High Income Portfolio Initial Class (a)	1,296,829	6,860,224
VIP Investment Grade Bond Portfolio Initial Class (a)	4,431,755	56,416,236
TOTAL BOND FUNDS
(Cost $95,609,272)		96,710,175

Short-Term Funds - 1.6%
VIP Government Money Market Portfolio Initial Class 2.25% (a)(b)
(Cost $5,811,595)	5,811,595	5,811,595
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $317,209,057)		365,372,056
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41,349)
NET ASSETS - 100%		$365,330,707

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,366,342	$2,888,203	$298,576	$10,734	$1,331	$330,737	$12,288,037
Fidelity Long Term Treasury Bond Index Fund	18,682,874	2,797,525	1,154,472	144,247	(2,416)	822,167	21,145,678
VIP Contrafund Portfolio Initial Class	26,476,567	4,665,440	2,129,160	3,319,559	12,415	506,551	29,531,813
VIP Emerging Markets Portfolio Initial Class	29,466,989	1,654,496	2,473,407	--	(1,129)	4,553,390	33,200,339
VIP Equity-Income Portfolio Initial Class	27,771,525	3,887,492	1,888,880	2,002,568	(12,733)	1,298,484	31,055,888
VIP Government Money Market Portfolio Initial Class 2.25%	5,112,251	855,178	155,834	28,883	--	--	5,811,595
VIP Growth & Income Portfolio Initial Class	31,657,753	5,710,589	2,331,489	3,575,066	(11,386)	436,621	35,462,088
VIP Growth Portfolio Initial Class	27,054,161	3,259,290	2,657,589	1,882,949	74,410	2,475,600	30,205,872
VIP High Income Portfolio Initial Class	6,199,045	500,363	239,006	55,741	(160)	399,982	6,860,224
VIP Investment Grade Bond Portfolio Initial Class	48,475,361	7,887,001	1,573,652	230,096	2,002	1,625,524	56,416,236
VIP Mid Cap Portfolio Initial Class	7,691,303	1,417,296	729,101	901,727	(13,392)	225,405	8,591,511
VIP Overseas Portfolio Initial Class	54,474,278	5,117,564	2,631,601	2,154,480	25,906	3,886,909	60,873,056
VIP Value Portfolio Initial Class	20,382,444	2,625,381	1,731,192	1,412,824	(36,955)	1,548,669	22,788,347
VIP Value Strategies Portfolio Initial Class	9,948,865	1,566,739	1,045,495	1,043,886	(42,114)	713,377	11,141,372
Total	$322,759,758	$44,832,557	$21,039,454	$16,762,760	$(4,221)	$18,823,416	$365,372,056

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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